OTHER CURRENT AND NON-CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Other Liabilities Disclosure [Text Block]
NOTE 7 – OTHER CURRENT AND NON-CURRENT LIABILITIES

Other current liabilities consist of the following:

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011

Acquisition related payables	$1,000,000	$-
Other statutory dues payable	21,493	17,745
Employee related liabilities	70,110	77,147
	$1,091,603	$94,892

Other non-current liabilities consist of the following:

	All amounts in USD
	As of
	Dec 31, 2011	March 31, 2011

Acquisition related payables	$3,000,000	$-
Special reserve	593,938	-
Sundry creditors	676,085	$1,209,479
	$4,270,023	$1,209,479

Acquisition related payables represent the estimated cash consideration payable in connection with the Acquisition of HK Ironman.  The current portion of the consideration represents the amount payable on the fulfillment of certain post-closing conditions.  The balance consideration represents the amount payable on the achievement of certain earnings related targets for the year ended March 31, 2012 or 2013.  The management believes that the classification of this amount as non-current is appropriate since the earn-out targets are not expected to be met in the year ended March 31, 2012 and are most likely to be met only in the year ended March 31, 2013.  Sundry creditors consist primarily of creditors to whom amounts are due for supplies and materials received in the normal course of business.

Pursuant to PRC laws and regulations, PRC Ironman is required to accrue a special reserve for safety of production.  The reserve is based on the volume of production of the mine times the defined ratios set by the government.  This special reserve should be used to improve safety of the manufacturing condition of the Subsidiary and is prohibited for the declaration of dividends.  As of December 31, 2011, the special reserve was $593,938 included as part of other non-current liabilities.

NOTE 8 – OTHER CURRENT AND NON-CURRENT LIABILITIES

Other current liabilities consist of the following:

	As of March 31,
	2011	2010

Statutory dues payable	$17,745	$35,734
Employee related liabilities	77,147	90,207
Other liabilities	-	24,001
	$94,892	$149,942

Other non-current liabilities consist of the following:

	As of March 31,
	2011	2010

Sundry creditors	$1,209,479	$1,107,498
Provision for expenses	-	-
	$1,209,479	$1,107,498

Sundry creditors consist primarily of creditors to whom amounts are due for supplies and materials received in the normal course of business.